COMMITMENTS AND CONTINGENCIES, FINTECH ACQUISITION CORP. II (Details)		12 Months Ended
	Jan. 25, 2017 $ / shares shares	Dec. 31, 2017 USD ($) Demand shares	Dec. 31, 2016 USD ($)
Underwriting Agreement [Abstract]
Number of days option, granted to underwrites		45 days
Percentage of underwriting discount		2.00%
Underwriting fees | $		$ 3,060,000
Percentage of deferred fee on gross proceeds of IPO		5.00%
Percentage of deferred fee on units sold in over allotment option		7.00%
Deferred underwriting fees | $		$ 9,190,000	$ 0
Deferred Legal Fees [Abstract]
Deferred legal fees payable | $		$ 25,000	$ 0
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Additional units purchased by underwriters (in shares) | shares	2,200,000
Shares purchased price per share (in dollars per share) | $ / shares	$ 10.00
Maximum [Member]
Registration Rights [Abstract]
Number of demands entitled by securities holders | Demand		3
Underwriting Agreement [Abstract]
Number of units purchased to cover over-allotment (in shares) | shares		2,295,000
Maximum [Member] | Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Number of units waived (in shares) | shares	95,000